Note 14 - Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Allowance for credit losses	$ 1,353	$ 1,360
Deferred loan fees	0	83
Stock-based compensation	26	16
Interest on non-accrual loans	96	119
Total deferred tax assets	1,475	1,578
Bank premises and equipment	(307)	(327)
Deferred loan fees	(140)	0
Intangible	(36)	(32)
Unrealized gains on investment securities available for sale	(1)	0
Total deferred tax liabilities	484	359
Net Deferred Tax Asset	$ 991	$ 1,219